FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on a Recurring Basis

	June 30, 2017
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political subdivisions	$—	$1,327	$—	$1,327
Corporate securities	—	92,636	—	92,636
Foreign debt securities (1)	—	14,486	—	14,486

	$—	$108,449	$—	$108,449

	June 30, 2016
	Level I	Level II	Level III	Total
	(Dollars in Thousands)
Assets measured on a recurring basis:
Investment securities – available for sale:
Obligations of states and political subdivisions	$—	$2,041	$—	$2,041
Corporate securities	—	96,852	—	96,852
Foreign debt securities (1)	—	8,783	—	8,783

	$—	$107,676	$—	$107,676

(1)	U.S. dollar-denominated investment-grade corporate bonds of large foreign issuers.